CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Retained Earnings (Deficit)	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 630,269	$ 541	$ 714,174	$ 50,990		$ (135,436)
Increase (Decrease) in Stockholders' Equity
Net income	137,158			137,158
Other comprehensive income	(29,390)					(29,390)
Purchases of stock under stock repurchase program	(34,254)	(14)	(34,240)
Stock issued upon the exercise of stock options	9,888	6	9,882
Stock dividend for spin-off of Financing	(439,093)		(321,301)	(116,106)		(1,686)
Dividends paid, $0.50, $0.475 and $0.40 per share for the year ended 2011, 2010 and 2009, respectively	(21,190)			(21,190)
Stock based compensation	6,703		6,703
Other	(696)		(696)
Balance at Dec. 31, 2009	259,395	533	374,522	50,852		(166,512)
Increase (Decrease) in Stockholders' Equity
Net income	385,797			385,797
Other comprehensive income	(5,876)					(5,876)
Purchases of stock under stock repurchase program	(65,438)	(9)	(65,429)
Stock issued upon the exercise of stock options	17,134	8	17,126
Dividends paid, $0.50, $0.475 and $0.40 per share for the year ended 2011, 2010 and 2009, respectively	(25,266)			(25,266)
Stock based compensation	3,460		3,460
Excess tax benefits from stock-based compensation arrangements	28,875		28,875
Other	(3,015)	(1)	(3,014)
Balance at Dec. 31, 2010	595,066	531	355,540	411,383		(172,388)
Increase (Decrease) in Stockholders' Equity
Net income	363,598			363,598
Other comprehensive income	(57,088)					(57,088)
Stock issued upon the exercise of stock options	8,920	3	8,917
Dividends paid, $0.50, $0.475 and $0.40 per share for the year ended 2011, 2010 and 2009, respectively	(30,042)			(30,042)
Stock based compensation	9,384		9,384
Excess tax benefits from stock-based compensation arrangements	8,929		8,929
Issuance of common stock in connection with the Western Coal Corp. acquisition	1,224,126	90	1,224,036
Fair value of replacement stock options and warrants issued in connection with the Western Coal Corp. acquisition	18,844		18,844
Other	(5,220)		(5,220)
Balance at Dec. 31, 2011	$ 2,136,517	$ 624	$ 1,620,430	$ 744,939	$ 0	$ (229,476)